Core Deposit Intangible Assets - Core Deposit Intangible and Related Accumulated Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Core Deposit Intangibles [Line Items]
Net carrying amount	$ 267
Core Deposits [Member]
Goodwill And Core Deposit Intangibles [Line Items]
Gross carrying amount	1,251	$ 1,251	$ 1,251
Accumulated amortization	(984)	(868)	(747)
Net carrying amount	$ 267	$ 383	$ 504